UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Standpoint Multi-Asset Fund

Institutional (BLNDX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Standpoint Multi-Asset Fund (the "Fund") for the period of November 1, 2024 through April 30, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/standpoint/. You can also request this information by contacting us at (866) 738-1128.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.24%

How did the Fund perform during the reporting period?

The Fund utilized an all-weather approach to gain exposure to global equities, currencies, commodities, and bonds. The Fund's rules-based strategy was designed to balance risk/reward across different economic environments including inflation, deflation, stagflation, and growth. The Fund is a potential risk-mitigation and return-enhancement solution for investors seeking less dependence on traditional long-only equity/bond investments.

For the six months ended April 30th, 2025, the Fund's Institutional Class returned -7.69% compared to the Fund's primary benchmark ICE BofA US Treasury Bill Index which returned 2.20%. Long positions in gold, soft commodities, and foreign equities contributed positively to performance. Tactical long and short positions in government bonds, as well as long positions in U.S. equities detracted from performance.

We cast our net very wide in search of developing macro-opportunities around the world. As new themes emerge, we integrate them into the Fund's portfolio using a systematic, rules-based approach that considers risk-contribution, cost, and potential tax consequences. As old themes expire, we remove them from the Fund's portfolio using the same systematic discipline.

As part of the Fund's strategy, it selects ETFs "that the Adviser believes will produce positive absolute returns" which seems predictive in nature. As investors, we can look back through history, but we can never know exactly what the future holds. Our answer to this is to rely on a strategy that is prepared to navigate a wide range of market conditions. Our job is to react with discipline and participate in new macro themes, while managing our risk in the pursuit of stable returns and an all-weather experience.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Standpoint Multi-Asset Fund - Institutional
50% MSCI World / 50% ICE BAML 3-month T-Bill
ICE BofA US Treasury Bill Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$39,389
$35,775
$28,645
Dec-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Standpoint Multi-Asset Fund - Institutional	50% MSCI World / 50% ICE BAML 3-month T-Bill	ICE BofA US Treasury Bill Index
Dec-2019	$25,000	$24,941	$25,000
Apr-2020	$25,575	$23,516	$25,166
Apr-2021	$32,849	$28,466	$25,195
Apr-2022	$37,385	$28,216	$25,198
Apr-2023	$37,227	$29,255	$25,908
Apr-2024	$42,843	$32,844	$27,287
Apr-2025	$39,389	$35,775	$28,645

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/30/2019)
Standpoint Multi-Asset Fund - Institutional	(8.06)%	9.02%	8.90%
ICE BofA 3 Month U.S. Treasury Bill Index	4.97%	2.62%	2.58%
50% MSCI World / 50% ICE BAML 3-month T-Bill	8.78%	8.86%	6.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (866) 738-1128 or visit https://www.standpointfunds.com/fund for updated performance information.

What did the Fund invest in?

Portfolio Composition (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	22.3%
U.S. Treasury Obligations	20.4%
Equity	56.5%

Fund Statistics

Net Assets	$880,863,264
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$5,697,962
Portfolio Turnover	0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Standpoint Multi-Asset Fund - Institutional (BLNDX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/standpoint/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-BLNDX

Standpoint Multi-Asset Fund

Investor (REMIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Standpoint Multi-Asset Fund (the "Fund") for the period of November 1, 2024 through April 30, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/standpoint/. You can also request this information by contacting us at (866) 738-1128.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.51%

How did the Fund perform during the reporting period?

The Fund utilized an all-weather approach to gain exposure to global equities, currencies, commodities, and bonds. The Fund's rules-based strategy was designed to balance risk/reward across different economic environments including inflation, deflation, stagflation, and growth. The Fund is a potential risk-mitigation and return-enhancement solution for investors seeking less dependence on traditional long-only equity/bond investments.

For the six months ended April 30th, 2025 the Fund's Investor Class returned -7.80% compared to the Fund's primary benchmark ICE BofA US Treasury Bill Index which returned 2.20%. Long positions in gold, soft commodities, and foreign equities contributed positively to performance. Tactical long and short positions in government bonds, as well as long positions in U.S. equities detracted from performance.

We cast our net very wide in search of developing macro-opportunities around the world. As new themes emerge, we integrate them into the Fund's portfolio using a systematic, rules-based approach that considers risk-contribution, cost, and potential tax consequences. As old themes expire, we remove them from the Fund's portfolio using the same systematic discipline.

As part of the Fund's strategy, it selects ETFs "that the Adviser believes will produce positive absolute returns" which seems predictive in nature. As investors, we can look back through history, but we can never know exactly what the future holds. Our answer to this is to rely on a strategy that is prepared to navigate a wide range of market conditions. Our job is to react with discipline and participate in new macro themes, while managing our risk in the pursuit of stable returns and an all-weather experience.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Standpoint Multi-Asset Fund - Investor
50% MSCI World / 50% ICE BAML 3-month T-Bill
ICE BofA US Treasury Bill Index
$20,000
$15,000
$10,000
$5,000
$0
$15,554
$14,310
$11,458
Dec-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Standpoint Multi-Asset Fund - Investor	50% MSCI World / 50% ICE BAML 3-month T-Bill	ICE BofA US Treasury Bill Index
Dec-2019	$10,000	$9,977	$10,000
Apr-2020	$10,220	$9,406	$10,066
Apr-2021	$13,103	$11,386	$10,078
Apr-2022	$14,872	$11,286	$10,079
Apr-2023	$14,779	$11,702	$10,363
Apr-2024	$16,950	$13,138	$10,915
Apr-2025	$15,554	$14,310	$11,458

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/30/2019)
Standpoint Multi-Asset Fund - Investor	(8.24)%	8.76%	8.63%
ICE BofA 3 Month U.S. Treasury Bill Index	4.97%	2.62%	2.58%
50% MSCI World / 50% ICE BAML 3-month T-Bill	8.78%	8.86%	6.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (866) 738-1128 or visit https://www.standpointfunds.com/fund for updated performance information.

What did the Fund invest in?

Portfolio Composition (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	22.3%
U.S. Treasury Obligations	20.4%
Equity	56.5%

Fund Statistics

Net Assets	$880,863,264
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$5,697,962
Portfolio Turnover	0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Standpoint Multi-Asset Fund - Investor (REMIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/standpoint/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-REMIX

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Standpoint Multi-Asset Fund

Semi-Annual Financial Statements and

Additional Information

April 30, 2025

Fund Adviser:

Standpoint Asset Management, LLC

4250 N. Drinkwater Blvd., Suite 300

Scottsdale, AZ 85251

Toll Free (866) 738-1128

Standpoint Multi-Asset Fund

Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 56.50%
iShares Core MSCI International Developed Markets ETF	628,400	$45,006,008
iShares Core MSCI Total International Stock ETF	597,600	42,991,344
iShares Core S&P 500 ETF	145,400	81,127,384
Schwab US Large-Cap ETF	3,667,400	80,426,082
SPDR Portfolio S&P 500 ETF	1,243,800	81,095,760
Vanguard FTSE All-World ex-US ETF	692,400	43,164,216
Vanguard S&P 500 ETF	158,900	80,997,686
Vanguard Total International Stock ETF	671,100	42,856,446
Total Exchange-Traded Funds (Cost $404,964,330)		497,664,926

	Principal Amount	Fair Value
U.S. Government & Agencies — 20.43%(a)(b)
United States Treasury Bill 4.22%, 05/20/2025	$40,557,000	40,466,403
United States Treasury Bill 4.18%, 06/12/2025	40,659,000	40,458,467
United States Treasury Bill 4.20%, 07/08/2025	60,000,000	59,525,700
United States Treasury Bill 4.24%, 08/07/2025	40,000,000	39,544,844
Total U.S. Government & Agencies
(Cost $180,009,817)		179,995,414

Total Investments — 76.93%
(Cost $584,974,147)		677,660,340

Other Assets in Excess of Liabilities — 23.07%(c)		203,202,924

Net Assets — 100.00%		$880,863,264

(a)	The rate shown represents effective yield at time of purchase.
(b)	Non-income producing security.
(c)	Includes cash held as margin for futures contracts.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Consolidated Schedule of Futures Contracts

April 30, 2025 (Unaudited)

	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
LONG CONTRACTS
Canada Canola Future(a)	42	July 2025	$421,941	$3,168
CBOE Volatility Index Future	116	May 2025	2,785,264	(878,856)
CBOT Soybean Oil Future(a)	377	July 2025	11,077,014	(126,510)
CME Euro Foreign Exchange Currency Future	1,503	June 2025	213,801,749	(424,500)
CME Feeder Cattle Future(a)	55	August 2025	8,113,188	344,025
CME Live Cattle Future(a)	219	July 2025	18,255,840	(37,680)
CME Mexican Peso Currency Future	106	June 2025	2,687,100	(3,220)
CME Swiss Franc Currency Future	161	June 2025	24,586,713	(263,125)
Gold 100 Ounce Future(a)	346	June 2025	114,840,860	8,891,900
London Robusta Coffee Future(a)	17	July 2025	912,730	(7,080)
NYBOT US Coffee C Future(a)	71	July 2025	10,669,969	1,482,769
				$8,980,891
SHORT CONTRACTS
Brent Crude Future	(1,356)	June 2025	$(82,797,360)	$4,363,490
Carbon Emissions Future	(231)	December 2025	(17,429,761)	(1,007,802)
CBOT Wheat Future	(290)	July 2025	(7,695,875)	459,325
Euro-BUXL 30 Year Bond Future	(165)	June 2025	(23,215,987)	(889,659)
Euronext Milling Wheat Future	(387)	September 2025	(4,524,873)	250,361
Hard Red Winter Wheat Future	(161)	July 2025	(4,262,475)	331,825
ICE Gas Oil Future	(669)	June 2025	(40,039,650)	488,950
ICE WTI Crude Oil Future	(409)	November 2025	(23,149,400)	(367,790)
LME Copper Future	(21)	June 2025	(4,799,954)	(99,329)
LME Primary Aluminum Future	(71)	June 2025	(4,259,414)	18,936
LME Zinc Future	(52)	June 2025	(3,354,143)	49,032
Long Gilt Future	(737)	June 2025	(91,863,467)	(1,194,437)
NYBOT Cotton #2 Future	(175)	July 2025	(5,776,750)	150,540
NYMEX Light Sweet Crude Oil Future	(904)	May 2025	(52,621,840)	(1,399,260)
NYMEX Platinum Future	(36)	July 2025	(1,744,920)	(96,890)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending Future	(260)	June 2025	(22,033,284)	20,185
Soybean Meal Future	(384)	July 2025	(11,443,200)	191,520
				$1,268,997

(a)	Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Consolidated Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $584,974,147)	$677,660,340
Foreign currencies, at value (cost $32,542,465)	33,633,173
Cash held at broker for futures contract transactions(a)	70,717,194
Cash and cash equivalents	90,637,103
Receivable for fund shares sold	1,112,455
Receivable for investments sold	8,361,341
Receivable for net variation margin on futures contracts	5,006,561
Prepaid expenses	106,212
Total Assets	887,234,379

Liabilities
Payable for fund shares redeemed	5,371,963
Payable to Adviser, net of waiver	812,746
Accrued 12b-1 fees - Investor class	14,412
Payable to affiliates	120,949
Other accrued expenses	51,045
Total Liabilities	6,371,115
Net Assets	$880,863,264

Net Assets consist of:
Paid-in capital	$929,104,949
Accumulated deficit	(48,241,685)
Net Assets	$880,863,264

Net Assets: Institutional Class	$822,746,352
Shares outstanding (unlimited number of shares authorized, no par value)	63,256,936
Net asset value, offering and redemption price per share	$13.01
Net Assets: Investor Class	$58,116,912
Shares outstanding (unlimited number of shares authorized, no par value)	4,489,293
Net asset value, offering and redemption price per share	$12.95

(a)	Cash held as collateral at broker.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Consolidated Statement of Operations

For the period ended April 30, 2025 (Unaudited)

Investment Income
Dividend income	$5,669,803
Interest income	5,757,907
Total investment income	11,427,710

Expenses
Adviser	6,295,665
Administration	293,577
12b-1 fees- Investor class	75,223
Fund accounting	71,397
Custodian	46,813
Registration	42,083
Report printing	29,760
Transfer agent	21,894
Audit and tax	17,778
Legal	13,168
Trustee	11,530
Compliance services	6,451
Insurance	5,618
Pricing	1,610
Miscellaneous	36,899
Total expenses	6,969,466
Fees waived by Adviser	(597,703)
Net operating expenses	6,371,763
Net investment income	5,055,947

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	10,779,009
Foreign currency translations	446,436
Futures contracts	(85,640,025)
Change in unrealized appreciation (depreciation) on:
Investment securities	(16,753,642)
Foreign currency translations	1,103,051
Futures contracts	(56,799)
Net realized and unrealized gain (loss) on investment securities, securities sold short, written options, foreign currency translations and futures contracts	(90,121,970)
Net decrease in net assets resulting from operations	$(85,066,023)

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$5,055,947	$9,284,134
Net realized loss on investment securities, foreign currency translations and futures contracts	(74,414,580)	(3,911,655)
Change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and futures contracts	(15,707,390)	77,919,121
Net increase (decrease) in net assets resulting from operations	(85,066,023)	83,291,600

Distributions to Shareholders from Earnings:
Institutional Class	(51,933,065)	(23,638,726)
Investor Class	(3,232,525)	(1,533,078)
Total distributions	(55,165,590)	(25,171,804)

Capital Transactions - Institutional Class
Proceeds from shares sold	286,443,679	523,140,486
Reinvestment of distributions	51,068,635	23,242,661
Amount paid for shares redeemed	(346,632,797)	(251,938,232)
Total Institutional Class	(9,120,483)	294,444,915
Capital Transactions - Investor Class
Proceeds from shares sold	21,277,579	30,684,871
Reinvestment of distributions	3,142,496	1,481,920
Amount paid for shares redeemed	(18,313,344)	(21,724,005)
Total Investor Class	6,106,731	10,442,786
Net increase (decrease) in net assets resulting from capital transactions	(3,013,752)	304,887,701
Total Increase (Decrease) in Net Assets	(143,245,365)	363,007,497

Net Assets
Beginning of period	$1,024,108,629	$661,101,132
End of period	$880,863,264	$1,024,108,629

Share Transactions - Institutional Class
Shares sold	20,382,513	35,420,433
Shares issued in reinvestment of distributions	3,556,312	1,770,195
Shares redeemed	(25,373,006)	(17,310,678)
Total Institutional Class	(1,434,181)	19,879,950
Share Transactions - Investor Class
Shares sold	1,505,673	2,053,396
Shares issued in reinvestment of distributions	219,755	113,210
Shares redeemed	(1,304,262)	(1,513,304)
Total Investor Class	421,166	653,302
Net increase (decrease) in shares outstanding	(1,013,015)	20,533,252

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Institutional Class

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,				For the Period Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.90		$13.71	$13.78	$14.12	$10.25	$10.00
Investment operations:
Net investment income (loss)	0.09		0.13	0.12	(0.14)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.16)		1.56	0.16	0.59	4.07	0.27
Total from investment operations	(1.07)		1.69	0.28	0.45	4.01	0.25

Less distributions to shareholders from:
Net investment income	(0.82)		(0.12)	(0.07)	(0.61)	(0.14)	—
Net realized gains	—		(0.38)	(0.28)	(0.18)	—	—
Total distributions	(0.82)		(0.50)	(0.35)	(0.79)	(0.14)	—
Net asset value, end of period	$13.01		$14.90	$13.71	$13.78	$14.12	$10.25

Total Return(b)	(7.69	)%(c)	12.79%	2.16%	3.64%	39.45%	2.50	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$822,746		$963,829	$614,526	$499,727	$118,606	$18,019
Ratio of net expenses to average net assets	1.24	%(d)	1.24%	1.24%	1.24%	1.24%	1.24	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	1.36	%(d)	1.37%	1.39%	1.46%	1.91%	4.21	%(d)
Ratio of net investment income (loss) to average net assets	1.01	%(d)	1.08%	0.96%	(0.26)%	(0.49)%	(0.39	)%(d)
Portfolio turnover rate(e)	—	%(c)(f)	—%	8%	158%	—%	15	%(c)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Institutional Class

Consolidated Financial Highlights

(For a share outstanding during each period)

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(f)	Rounds to less than 0.005.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Investor Class

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,				For the Period Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.82		$13.64	$13.71	$14.08	$10.23	$10.00
Investment operations:
Net investment income (loss)	0.05		0.10	0.12	(0.26)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.13)		1.54	0.13	0.67	4.05	0.25
Total from investment operations	(1.08)		1.64	0.25	0.41	3.97	0.23

Less distributions to shareholders from:
Net investment income	(0.79)		(0.08)	(0.04)	(0.60)	(0.12)	—
Net realized gains	—		(0.38)	(0.28)	(0.18)	—	—
Total distributions	(0.79)		(0.46)	(0.32)	(0.78)	(0.12)	—
Net asset value, end of period	$12.95		$14.82	$13.64	$13.71	$14.08	$10.23

Total Return(b)	(7.80	)%(c)	12.48%	1.96%	3.34%	39.16%	2.30	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$58,117		$60,280	$46,575	$44,095	$9,298	$1,356
Ratio of net expenses to average net assets	1.49	%(d)	1.49%	1.49%	1.49%	1.49%	1.49	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	1.61	%(d)	1.62%	1.66%	1.71%	2.16%	4.46	%(d)
Ratio of net investment income (loss) to average net assets	0.78	%(d)	0.84%	0.89%	(0.51)%	(0.75)%	(0.55	)%(d)
Portfolio turnover rate(e)	—	%(c)(f)	—%	8%	158%	—%	15	%(c)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Investor Class

Consolidated Financial Highlights

(For a share outstanding during each period)

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(f)	Rounds to less than 0.005.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements

April 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Standpoint Multi-Asset Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on October 10, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended from time to time (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Standpoint Asset Management, LLC (the “Adviser”). The investment objective of the Fund is to seek positive absolute returns.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The consolidated financial statements of the Fund include the Fund and its wholly-owned subsidiary, Standpoint Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). The CFC commenced operations on January 8, 2020 and is incorporated in the Cayman Islands as an exempted company with limited liability.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended April 30, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Consolidation of Subsidiary – The Consolidated Schedules of Investments and Futures Contracts of the Fund include the investments of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

is generally deemed to exist with investment interests comprising greater than 50% of the NAV of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of April 30, 2025, the net assets of the CFC were $103,763,626, which represented 11.78% of the Fund’s net assets.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$497,664,926	$—	$—	$497,664,926
U.S. Government & Agencies	—	179,995,414	—	179,995,414
Long Futures Contracts(a)	8,980,891	—	—	8,980,891
Total	$506,645,817	$179,995,414	$—	$686,641,231

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts(b)	$1,268,997	$—	$—	$1,268,997
Total	$1,268,997	$—	$—	$1,268,997

(a)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

The following tables identify the location and fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities as of April 30, 2025, and the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2025.

At April 30, 2025:

	Assets	Liabilities
Contract Type/Primary Risk Exposure	Unrealized Appreciation on Futures Contracts*	Unrealized Depreciation on Futures Contracts*
Equity Contracts	$—	$(2,693,456)
Foreign Exchange Contracts	8,891,900	(462,180)
Interest Rate Contracts	—	(389,635)
Commodity Contracts	8,154,126	(5,065,467)

*	Includes cumulative appreciation/(depreciation) on futures contracts, as reported in the Consolidated Schedule of Future Contracts. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

For the six months ended April 30, 2025:

Location	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Commodity Contracts	Total
Net realized gain (loss) on
Futures contracts	$(23,813,112)	$(6,962,053)	$(38,063,164)	$(16,801,696)	$(85,640,025)
Net change in unrealized appreciation (depreciation)
Futures contracts	1,814,600	8,279,369	435,200	(10,585,968)	(56,799)

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended April 30, 2025:

Derivatives	Average Ending Monthly Notional Value
Long futures contracts	$483,262,537
Short futures contracts	(981,601,438)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2025:

	Gross Amounts of	Gross Amounts Offset in Statement of	Net Amounts of Liabilities Presented in Statement of	Gross Amounts Not Offset in Statements of Assets and Liabilities
	Recognized Assets	Assets and liabilities	Assets and Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Variation Margin on Futures Contracts	$77,362,702	$7,362,702	$5,006,561	$—	$—	*	$—

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statement of Assets and Liabilities as Cash held at broker for futures contract transactions.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.24% of the Fund’s average daily net assets. For the six months ended April 30, 2025, before the waiver described below, the Adviser earned a management fee of $6,295,665 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.24% of average daily net assets of each class of shares of the Fund through February 28, 2027. For the six months ended April 30, 2025, the Adviser waived fees of $597,703. At April 30, 2025, the Adviser was owed $812,746 from the Fund for management services.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of April 30, 2025, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
October 31, 2025	$454,865
October 31, 2026	936,444
October 31, 2027	1,173,991
April 30, 2028	597,703

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

The Trust, with respect to the Fund, has adopted a Distribution Plan (the “Plan”) for its Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the six months ended April 30, 2025, Investor Class shares’ 12b-1 Expenses incurred by the Fund were $75,223. The Fund owed $14,412 for Investor Class 12b-1 Expenses as of April 30, 2025.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2025, purchases and sales of investment securities, other than short-term investments, were $57,224,433 and $–, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2025.

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$92,700,596
Gross unrealized depreciation	(14,403)
Net unrealized appreciation on investments	$92,686,193

Tax cost of investments	$581,864,274

The tax character of distributions paid for the fiscal year ended October 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$15,855,549
Long-term capital gains	9,316,255
Total distributions paid	$25,171,804

At October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$51,752,623
Accumulated capital and other losses	(68,765,517)
Unrealized appreciation on investments	109,002,822
Total accumulated earnings	$91,989,928

As of April 30, 2025, the Multi-Asset Fund had long-term capital loss carryforwards of $1,565,064. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 8. INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of April 30, 2025, the Fund had 56.50% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations

Standpoint Multi-Asset Fund

Notes to the Consolidated Financial Statements (continued)

April 30, 2025 (Unaudited)

and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Standpoint Multi-Asset Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Fund and, as required by law, considered the renewal of the Fund’s management agreement with its investment adviser, Standpoint Asset Management, LLC (“Standpoint”) and the management agreement between Standpoint and Standpoint Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). In connection with such renewals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on November 13, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreements. At the Trustees’ quarterly meeting held in November 2024, the Board interviewed representatives of Standpoint including Standpoint’s Chief Investment Officer, Chief Operating Officer, and Chief Compliance Officer. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Standpoint (the “Independent Trustees”), approved the renewal of the management agreements with Standpoint and the CFC for an additional year. The Trustees’ renewal of the management agreements was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Standpoint provides to the Fund and the CFC, which include, but are not limited to, providing a continuous investment program for the Fund and the CFC, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Standpoint’s portfolio managers who are responsible for the day-to-day management of the Fund, as well as the qualifications and experience of the other individuals at Standpoint who provide services to the Fund and the CFC. The Trustees concluded that Standpoint continues to maintain appropriate resources to support the Fund and is providing high quality investment management services to the Fund and the CFC.

Additional Information (Unaudited) (continued)

(ii) Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended September 30, 2024. The Trustees observed that the Fund had outperformed its blended benchmark index, the MSCI World (50%)/ICE BofA U.S. 3-Month Treasury Bill (50%), Morningstar Long-Short Equity category, and peer group over the three-year and since-inception periods. The Trustees further noted that the Fund outperformed its peer group over the one-year period but underperformed its Morningstar category the blended benchmark index over the same period. The Board discussed that Standpoint attributed the Fund’s one-year relative underperformance to treasury bills outperforming the Fund’s macro strategy over the one-year period. The Board acknowledged Standpoint’s position that it is focused on long-term performance of the Fund. Based upon the foregoing, the Trustees concluded the Fund’s performance has been consistently strong.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison which indicated that the Fund’s management fee is higher than the average and median of the Fund’s peer group but lower than the average and median of the Fund’s Morningstar category. The Trustees noted that the Fund’s net expense ratio is lower than the averages and medians of both the Morningstar and peer group. The Board recalled Standpoint’s explanation that its fees and expenses were attributable to the expertise and resources involved in effectively implementing the Fund’s strategy.

The Trustees also considered a profitability analysis prepared by Standpoint for its management of the Fund, including the CFC, which indicated that Standpoint is earning a profit as a result of managing the Fund. The Trustees considered other potential benefits that Standpoint may receive in connection with its management of the Fund and noted Standpoint’s representation that it does not enter into soft dollar arrangements on behalf of the Fund. The Trustees acknowledged factors cited by Standpoint to support its level of profits, including, without limitation, its competitively low management fee, the resources required to implement the Fund’s unique and sophisticated strategy, and the reputational and regulatory risk incurred as a result of services provided to the Fund. The Board also reviewed Standpoint’s profitability analysis from the prior year and examined whether there were any material differences in expenses year over year. Based upon the foregoing, the Trustees determined that Standpoint’s profitability is not excessive.

After considering the above information, the Trustees concluded that the management fee for the Fund represents reasonable compensation in light of the nature and quality of Standpoint’s services to the Fund and the CFC, the fees paid by competitive mutual funds, and the profitability of Standpoint’s services to the Fund and CFC.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Standpoint will realize economies of scale as the Fund grows larger. The Trustees considered Standpoint’s explanation that it originally set its management fee at a competitive level with peers and does not believe breakpoints are warranted at the current asset level. The Board also considered the impact of the expense limitation agreement, which effectively provided the Fund’s shareholders with some benefits of scale. The Trustees concluded that breakpoints and/or a reduction in the management fee should not be required at this time.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 738-1128 or through the Fund’s website and (2) in Fund documents filed with the SEC on the SEC’s website at www. sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	6/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	6/27/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	6/27/2025